FINANCIAL ASSETS AND LIABILITIES - Summary of Changes in Expected Credit Losses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade Receivables [abstract]
Beginning balance	R$ (161,108)	R$ (154,618)
Corporate reorganization	(17,606)
Provision / reversal	(54,882)	(31,053)
Foreign exchange		1,353
Write-offs	20,895	23,210
Ending balance	R$ (212,701)	R$ (161,108)